THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated April 6, 2018

PROSPECTUSES DATED MAY 1, 2017

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement amends certain information contained in the Prospectuses referenced above.

Effective as of May 1, 2018 under The Investment Options, the disclosure regarding the Neuberger Berman Advisers Management Trust Socially Responsible Portfolio will read to reflect its new name: The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated April 6, 2018.

Please note that some systems and forms may temporarily employ the original name beyond May 1, 2018.